Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	¥ 1,739,545
Impairment charge	(17,947)	¥ (8,502)	¥ (25,022)
At end of the year	1,702,813	1,739,545
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	3,395,621	3,245,830
Additions	219,741	174,552
Disposals or write offs	(47,015)	(43,384)
Currency translation differences	(11,406)	18,623
At end of the year	3,556,941	3,395,621	3,245,830
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(1,656,076)	(1,460,925)
Charge for the year and others	(213,266)	(202,007)
Impairment charge	(17,947)	(8,502)
Disposals or write offs or transfers	26,050	23,661
Currency translation differences	7,111	(8,303)
At end of the year	(1,854,128)	(1,656,076)	(1,460,925)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	129,387
At end of the year	132,342	129,387
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	214,710	205,204
Additions	1,042	979
Transfers	13,913	10,644
Disposals or write offs	(3,280)	(2,573)
Currency translation differences	(278)	456
At end of the year	226,107	214,710	205,204
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(85,323)	(76,904)
Charge for the year and others	(9,968)	(9,677)
Impairment charge	(659)	(63)
Disposals or write offs or transfers	2,075	1,469
Currency translation differences	110	(148)
At end of the year	(93,765)	(85,323)	(76,904)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	845,713
At end of the year	811,588	845,713
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	1,909,213	1,799,887
Additions	9,193	7,995
Transfers	124,257	109,171
Disposals or write offs	(21,746)	(23,047)
Currency translation differences	(9,588)	15,207
At end of the year	2,011,329	1,909,213	1,799,887
Oil and gas properties [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(1,063,500)	(929,554)
Charge for the year and others	(150,178)	(141,530)
Impairment charge	(3,961)	(711)
Disposals or write offs or transfers	11,426	15,536
Currency translation differences	6,472	(7,241)
At end of the year	(1,199,741)	(1,063,500)	(929,554)
Equipment and machinery [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	521,357
At end of the year	538,922	521,357
Equipment and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	990,832	953,331
Additions	3,995	3,202
Transfers	75,284	40,216
Disposals or write offs	(11,061)	(6,781)
Currency translation differences	(1,039)	864
At end of the year	1,058,011	990,832	953,331
Equipment and machinery [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(469,475)	(421,315)
Charge for the year and others	(49,509)	(47,750)
Impairment charge	(10,300)	(5,494)
Disposals or write offs or transfers	9,663	5,501
Currency translation differences	532	(417)
At end of the year	(519,089)	(469,475)	(421,315)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	9,760
At end of the year	8,694	9,760
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	29,227	29,586
Additions	824	624
Disposals or write offs	(1,032)	(1,027)
Currency translation differences	(29)	44
At end of the year	28,990	29,227	29,586
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(19,467)	(18,619)
Charge for the year and others	(1,754)	(1,753)
Impairment charge	(3)	(1)
Disposals or write offs or transfers	921	930
Currency translation differences	7	(24)
At end of the year	(20,296)	(19,467)	(18,619)
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	10,297
At end of the year	14,401	10,297
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	22,268	21,018
Additions	528	416
Transfers	10,506	965
Disposals or write offs	(441)	(267)
Currency translation differences	(230)	136
At end of the year	32,631	22,268	21,018
Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(11,971)	(10,740)
Charge for the year and others	(1,857)	(1,297)
Impairment charge	(2,715)	(15)
Disposals or write offs or transfers	(1,699)	219
Currency translation differences	12	(138)
At end of the year	(18,230)	(11,971)	(10,740)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	223,031
At end of the year	196,866	223,031
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	229,371	236,804
Additions	204,159	161,336
Transfers	(223,960)	(160,996)
Disposals or write offs	(9,455)	(9,689)
Currency translation differences	(242)	1,916
At end of the year	199,873	229,371	236,804
Construction in progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(6,340)	(3,793)
Impairment charge	(309)	(2,218)
Disposals or write offs or transfers	3,664	6
Currency translation differences	(22)	(335)
At end of the year	¥ (3,007)	¥ (6,340)	¥ (3,793)